Premises and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 87	$ 91	$ 89
Capitalized computer software	692	597
Capitalized computer software, accumulated amortization	399	308
In-process software amortization expense	$ 93	$ 84	$ 78